Share-Based Payment - Schedule of Inputs to Binomial Model Used for Fair Value Measurement (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 ₪ / shares
Israeli Share Option Plan [Member]
Share-Based Payment - Schedule of Inputs to Binomial Model Used for Fair Value Measurement (Details) [Line Items]
Dividend yield (%)
Contractual term of up to (years)	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months
Expected average forfeiture rate (%)	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%
Israeli Share Option Plan [Member] | Bottom of Range [Member]
Share-Based Payment - Schedule of Inputs to Binomial Model Used for Fair Value Measurement (Details) [Line Items]
Expected volatility of the share prices (%)	29.00%	29.00%	26.00%	26.00%	23.00%	23.00%
Risk-free interest rate (%)	3.74%	3.74%	3.76%	3.76%	0.40%	0.40%
Israeli Share Option Plan [Member] | Top of Range [Member]
Share-Based Payment - Schedule of Inputs to Binomial Model Used for Fair Value Measurement (Details) [Line Items]
Expected volatility of the share prices (%)	38.00%	38.00%	38.00%	38.00%	40.00%	40.00%
Risk-free interest rate (%)	4.87%	4.87%	4.70%	4.70%	3.55%	3.55%
Restricted Stock Unit [Member]
Share-Based Payment - Schedule of Inputs to Binomial Model Used for Fair Value Measurement (Details) [Line Items]
Dividend yield (%)
Contractual term of up to (years)	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months
Expected average forfeiture rate (%)	8.50%	8.50%
Restricted Stock Unit [Member] | Bottom of Range [Member]
Share-Based Payment - Schedule of Inputs to Binomial Model Used for Fair Value Measurement (Details) [Line Items]
Expected volatility of the share prices (%)	38.00%	38.00%	34.00%	34.00%	27.00%	27.00%
Risk-free interest rate (%)	3.04%	3.04%	3.76%	3.76%	0.91%	0.91%
Weighted average share prices (USD) (in Dollars per share) | (per share)	$ 5.88	₪ 20.82	$ 4.22	₪ 16.1	$ 4.8	₪ 13.6
Weighted average share prices (NIS) (in New Shekels per share) | (per share)	$ 5.88	₪ 20.82	$ 4.22	₪ 16.1	$ 4.8	₪ 13.6
Expected average forfeiture rate (%)			5.00%	5.00%	1.90%	1.90%
Restricted Stock Unit [Member] | Top of Range [Member]
Share-Based Payment - Schedule of Inputs to Binomial Model Used for Fair Value Measurement (Details) [Line Items]
Expected volatility of the share prices (%)	43.00%	43.00%	47.00%	47.00%	47.00%	47.00%
Risk-free interest rate (%)	6.11%	6.11%	5.03%	5.03%	3.54%	3.54%
Weighted average share prices (USD) (in Dollars per share) | (per share)	$ 6.3	₪ 22.77	$ 5.55	₪ 19.46	$ 5.37	₪ 18.41
Weighted average share prices (NIS) (in New Shekels per share) | (per share)	$ 6.3	₪ 22.77	$ 5.55	₪ 19.46	$ 5.37	₪ 18.41
Expected average forfeiture rate (%)			8.50%	8.50%	8.50%	8.50%